Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

9. Income Taxes

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company is not subject to any income tax.

Hong Kong

Under the two-tiered profit tax rate regime of Hong Kong Profits Tax, the first HK$2,000,000 (approximately $258,000), of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2,000,000 will be taxed at 16.5%. For the years ended December 31, 2023 and 2022, the Company had $2,072,386 and $4,709,683, respectively, of income subject to the Hong Kong Profits Tax.

Malaysia

Malaysia Income Tax is calculated at 24% of the estimated assessable profits for the relevant year. For the years ended December 31, 2023 and 2022, the Company had $28,031 and $17,633, respectively, of income subject to the Malaysia Income Tax.

The income tax provision consists of the following:

	2023	2022
Current:
Hong Kong	$291,326	$810,236
Malaysia	7,279	4,232
	$298,605	$814,468

Deferred	-	-
	$298,605	$814,468

The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the years ended December 31, 2023 and 2022, respectively.

	2023	2022
Income before provision for income taxes	$1,431,255	$4,499,468
Tax at the domestic income tax rate of 16.5%	236,157	742,412
Tax effect of Hong Kong graduated rates	(21,290)	(21,290)
Foreign tax rate differentials	2,102	1,322
Non-deductible expenses for tax purpose	110,412	37,595
Non-taxable income	(22,790)	-
Prior year accrual	(5,986)	54,429
Income tax expense	$298,605	$814,468